OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Shares		Value
Common Stocks: 67.2%
Aerospace & Defense: 1.3%
9,865	L3Harris Technologies, Inc.	$1,673,795

Banks: 2.3%
13,605	First Republic Bank	1,441,994
15,460	JPMorgan Chase & Co.	1,454,168
		2,896,162

Chemicals: 1.3%
6,430	Air Products & Chemicals, Inc.	1,552,588

Commercial Services & Supplies: 2.3%
30,170	Waste Connections, Inc.	2,829,644

Diversified Consumer Services: 1.3%
9,775	Bright Horizons Family Solutions, Inc. [1]	1,145,630
6,705	Chegg, Inc. [1]	450,978
		1,596,608

Electric Utilities: 2.0%
10,090	NextEra Energy, Inc.	2,423,315

Equity Real Estate Investment Trusts - REITS: 6.0%
21,080	CoreSite Realty Corp.	2,551,945
15,010	Crown Castle International Corp.	2,511,923
18,190	PS Business Parks, Inc.	2,408,356
		7,472,224

Food & Staples Retailing: 1.3%
4,272	Southeastern Grocers, Inc. [1,2,5]	200,784
26,025	Sysco Corp.	1,422,527
2,292,000	Tops Holding, Litigation Trust Proceeds [1,2,5,7]	1,721
		1,625,032

Health Care Equipment & Supplies: 6.7%
7,075	Becton Dickinson and Co.	1,692,835
17,305	Danaher Corp.	3,060,043
27,245	Hologic, Inc. [1]	1,552,965
5,330	Teleflex, Inc.	1,940,014
		8,245,857

Health Care Technology: 0.4%
8,120	Tabula Rasa HealthCare, Inc. [1]	444,408

Insurance: 2.2%
4,945	eHealth, Inc. [1]	485,797
27,765	The Progressive Corp.	2,224,254
		2,710,051

Interactive Media & Services: 4.6%
3,977	Alphabet, Inc. - Class C [1]	5,621,927

IT Services: 2.3%
14,985	Visa, Inc. - Class A	2,894,652

Machinery: 0.8%
24,660	Pentair PLC	936,833

Media: 2.7%
6,521	Charter Communications, Inc. - Class A [1]	3,325,971

Metals & Mining: 0.5%
17	Real Alloy Holding, Inc. [1,2,5]	661,200

Multiline Retail: 2.1%
13,515	Dollar General Corp.	2,574,743

Oil, Gas & Consumable Fuels: 0.3%
6,555	Concho Resources, Inc.	337,582

Pharmaceuticals: 4.2%
15,300	Johnson & Johnson	2,151,639
36,640	Nektar Therapeutics [1]	848,583
24,645	Novartis AG - ADR	2,152,494
		5,152,716

Professional Services: 1.4%
22,950	IHS Markit Ltd.	1,732,725

Road & Rail: 2.9%
12,210	Old Dominion Freight Line, Inc.	2,070,694
9,175	Union Pacific Corp.	1,551,217
		3,621,911

Semiconductors & Semiconductor Equipment: 6.6%
40,325	Advanced Micro Devices, Inc. [1]	2,121,498
40,815	Applied Materials, Inc.	2,467,267
5,045	Inphi Corp. [1]	592,788
36,135	Micron Technology, Inc. [1]	1,861,675
4,665	Monolithic Power Systems, Inc.	1,105,605
		8,148,833

Software: 8.7%
3,480	Alteryx, Inc. - Class A [1]	571,694
4,900	Avalara, Inc. [1]	652,141
93,695	FireEye, Inc. [1]	1,140,737
7,770	Five9, Inc. [1]	859,906
29,950	Microsoft Corp.	6,095,124
16,090	Zendesk, Inc. [1]	1,424,448
		10,744,050

Specialty Retail: 2.7%
8,275	Aaron's, Inc.	375,685
6,430	The Home Depot, Inc.	1,610,779
15,925	Ross Stores, Inc.	1,357,447
		3,343,911

Thrifts & Mortgage Finance: 0.3%
22,105	Meta Financial Group, Inc.	401,648

Total Common Stocks
(Cost $56,338,741)		82,968,386

Convertible Preferred Stocks: 1.2%
Commercial Services & Supplies: 0.4%
10,000	GFL Environmental, Inc., 6.000%	487,300

Road & Rail: 0.8%
10,000	Daseke, Inc., 7.625% [5]	1,026,088

Total Convertible Preferred Stocks
(Cost $1,500,000)		1,513,388

Principal Amount
Bonds: 29.7%
Corporate Bonds: 23.7%
Aerospace & Defense: 1.1%
	ADS Tactical, Inc.
$1,407,000	9.000%, 12/31/2023 [2,5]	1,365,045

Air Freight & Logistics: 0.5%
	Cargo Aircraft Management, Inc.
124,000	4.750%, 02/01/2028	123,225
	XPO Logistics, Inc.
500,000	6.250%, 05/01/2025	524,687
		647,912
Airlines: 0.3%
	American Airlines 2012-2 Class C Pass Through Trust
500,000	4.700%, 06/03/2021	425,348

Auto Components: 0.8%
	American Axle & Manufacturing, Inc.
100,000	6.250%, 04/01/2025	98,470
400,000	6.250%, 03/15/2026	386,424
	The Goodyear Tire & Rubber Co.
500,000	9.500%, 05/31/2025	535,938
		1,020,832
Automobiles: 0.5%
	Ford Motor Co.
500,000	9.625%, 04/22/2030	593,088

Building Products: 0.8%
	Griffon Corp.
218,000	5.250%, 03/01/2022	218,701
	Patrick Industries, Inc.
500,000	7.500%, 10/15/2027	516,467
	PGT Innovations, Inc.
250,000	6.750%, 08/01/2026	253,390
		988,558
Capital Markets: 1.4%
	Donnelley Financial Solutions, Inc.
1,000,000	8.250%, 10/15/2024	988,735
	Oppenheimer Holdings, Inc.
750,000	6.750%, 07/01/2022	766,410
		1,755,145
Chemicals: 1.1%
	Consolidated Energy Finance SA
1,000,000	4.063% (3 Month LIBOR USD + 3.750%), 06/15/2022 [3]	890,376
	Olin Corp.
250,000	9.500%, 06/01/2025	279,219
250,000	5.625%, 08/01/2029	230,318
		1,399,913
Commercial Services & Supplies: 1.7%
	Advanced Disposal Services, Inc.
250,000	5.625%, 11/15/2024	260,286
	GFL Environmental, Inc.
220,000	5.125%, 12/15/2026	228,250
270,000	8.500%, 05/01/2027	294,250
	Quad/Graphics, Inc.
460,000	7.000%, 05/01/2022	401,817
	R.R. Donnelley & Sons Co.
250,000	8.875%, 04/15/2021	247,500
676,000	7.000%, 02/15/2022	658,096
		2,090,199
Computers & Peripherals: 0.6%
	NCR Corp.
250,000	8.125%, 04/15/2025	266,094
450,000	5.750%, 09/01/2027	451,026
		717,120
Construction & Engineering: 1.3%
	Michael Baker International LLC
700,000	8.750%, 03/01/2023	700,000
	Tutor Perini Corp.
1,000,000	6.875%, 05/01/2025	955,625
		1,655,625
Construction Materials: 0.2%
	Cemex SAB de CV
250,000	7.375%, 06/05/2027	254,625

Distributors: 0.1%
	American Builders & Contractors Supply Co., Inc.
139,000	4.000%, 01/15/2028	135,311

Equity Real Estate Investment Trusts - REITS: 0.7%
	HAT Holdings I LLC / HAT Holdings II LLC
500,000	5.250%, 07/15/2024	510,990
	SL Green Operating Partnership L.P.
300,000	1.366% (3 Month LIBOR USD + 0.980%), 08/16/2021 [3]	295,667
		806,657
Food & Staples Retailing: 0.7%
	KeHE Distributors LLC / KeHE Finance Corp.
750,000	8.625%, 10/15/2026	800,509

Health Care Providers & Services: 1.6%
	Centene Corp.
750,000	4.750%, 05/15/2022	760,106
	Cigna Corp.
500,000	0.949% (3 Month LIBOR USD + 0.650%), 09/17/2021 [3]	500,025
	Radiology Partners, Inc.
750,000	9.250%, 02/01/2028	708,750
		1,968,881
Hotels, Restaurants & Leisure: 0.4%
	Carnival Corp.
250,000	11.500%, 04/01/2023	271,875
	NCL Corp. Ltd.
250,000	12.250%, 05/15/2024	262,581
		534,456
Household Durables: 0.8%
	Mattamy Group Corp.
500,000	5.250%, 12/15/2027	499,062
	The New Home Co., Inc.
500,000	7.250%, 04/01/2022	466,758
		965,820
Industrial Conglomerates: 0.6%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
750,000	6.250%, 02/01/2022	753,544

Machinery: 1.0%
	Flowserve Corp.
250,000	4.000%, 11/15/2023	257,433
	Navistar International Corp.
750,000	6.625%, 11/01/2025	712,579
	Welbilt, Inc.
300,000	9.500%, 02/15/2024	288,000
		1,258,012
Media: 0.2%
	Meredith Corp.
300,000	6.875%, 02/01/2026	250,539

Metals & Mining: 1.0%
	Coeur Mining, Inc.
500,000	5.875%, 06/01/2024	481,823
	Hecla Mining Co.
500,000	7.250%, 02/15/2028	508,750
	Real Alloy Holding, Inc.
243,104	10.302% (3 Month LIBOR USD + 10.000%) Cash or 12.302% (3 Month LIBOR USD + 12.000%) PIK, 05/31/2023 [2,3,5]	243,104
		1,233,677
Mortgage Real Estate Investment Trusts - REITS: 0.4%
	Starwood Property Trust, Inc.
500,000	3.625%, 02/01/2021	493,063

Oil, Gas & Consumable Fuels: 1.6%
	Aker BP ASA
250,000	4.750%, 06/15/2024	252,019
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
500,000	11.000%, 04/15/2025	483,745
	Genesis Energy L.P. / Genesis Energy Finance Corp.
450,000	7.750%, 02/01/2028	400,923
	Global Partners L.P. / GLP Finance Corp.
500,000	7.000%, 08/01/2027	463,968
	NGL Energy Partners L.P. / NGL Energy Finance Corp.
225,000	7.500%, 11/01/2023	187,451
100,000	6.125%, 03/01/2025	75,864
100,000	7.500%, 04/15/2026	76,234
		1,940,204
Paper & Forest Products: 0.2%
	Resolute Forest Products, Inc.
260,000	5.875%, 05/15/2023	238,848

Pharmaceuticals: 0.2%
	Bayer U.S. Finance II LLC
250,000	0.927% (3 Month LIBOR USD + 0.630%), 06/25/2021 [3]	249,730

Professional Services: 0.4%
	Korn Ferry
500,000	4.625%, 12/15/2027	487,500

Specialty Retail: 1.1%
	Caleres, Inc.
1,000,000	6.250%, 08/15/2023	865,000
	KGA Escrow LLC
500,000	7.500%, 08/15/2023	501,197
		1,366,197
Textiles, Apparel & Luxury Goods: 0.2%
	The William Carter Co.
250,000	5.500%, 05/15/2025	258,281

Thrifts & Mortgage Finance: 0.3%
	Nationstar Mortgage Holdings, Inc.
100,000	8.125%, 07/15/2023	102,881
250,000	6.000%, 01/15/2027	237,930
		340,811
Trading Companies & Distributors: 1.5%
	Avation Capital SA
500,000	6.500%, 05/15/2021	371,812
	Fly Leasing Ltd.
500,000	6.375%, 10/15/2021	456,172
	Herc Holdings, Inc.
500,000	5.500%, 07/15/2027	502,340
	WESCO Distribution, Inc.
250,000	7.125%, 06/15/2025	263,908
250,000	7.250%, 06/15/2028	265,000
		1,859,232
Transportation Infrastructure: 0.4%
	Signature Aviation US Holdings, Inc.
500,000	4.000%, 03/01/2028	452,720

Total Corporate Bonds
(Cost $30,035,753)		29,307,402

Convertible Bonds: 5.6%
Airlines: 0.2%
	Southwest Airlines Co.
250,000	1.250%, 05/01/2025	301,508

Auto Components: 0.5%
	Horizon Global Corp.
980,000	2.750%, 07/01/2022	662,331

Construction & Engineering: 0.2%
	Tutor Perini Corp.
250,000	2.875%, 06/15/2021	238,025

Consumer Finance: 0.2%
	EZCORP, Inc.
250,000	2.375%, 05/01/2025	195,805

Electronic Equipment, Instruments & Components: 0.2%
	OSI Systems, Inc.
230,000	1.250%, 09/01/2022	221,231

Energy Equipment & Services: 0.2%
	Newpark Resources, Inc.
241,000	4.000%, 12/01/2021	216,142

Health Care Equipment & Supplies: 0.2%
	CONMED Corp.
175,000	2.625%, 02/01/2024	184,027

Hotels, Restaurants & Leisure: 0.9%
	Carnival Corp.
425,000	5.750%, 04/01/2023	685,815
	NCL Corp. Ltd.
250,000	6.000%, 05/15/2024	334,095
	Royal Caribbean Cruises Ltd.
100,000	4.250%, 06/15/2023	93,500
		1,113,410
Internet & Direct Marketing Retail: 0.2%
	Etsy, Inc.
200,000	0.125%, 10/01/2026	273,707

IT Services: 0.3%
	Euronet Worldwide, Inc.
370,000	0.750%, 03/15/2049	359,594

Machinery: 0.2%
	Chart Industries, Inc.
250,000	1.000%, 11/15/2024	264,177

Pharmaceuticals: 0.3%
	Jazz Investments I Ltd.
350,000	2.000%, 06/15/2026	354,514

Real Estate Management & Development: 0.3%
	Colliers International Group, Inc.
250,000	4.000%, 06/01/2025	306,719

Semiconductors & Semiconductor Equipment: 0.2%
	Cree, Inc.
250,000	0.875%, 09/01/2023	294,583

Software: 1.1%
	Altair Engineering, Inc.
310,000	0.250%, 06/01/2024	326,449
	BlackBerry Ltd.
500,000	3.750%, 11/13/2020	508,125
	Zendesk, Inc.
500,000	0.625%, 06/15/2025	535,862
		1,370,436
Thrifts & Mortgage Finance: 0.4%
	EZCORP, Inc.
550,000	2.875%, 07/01/2024	524,063

Total Convertible Bonds
(Cost $6,669,011)		6,880,272

Private Mortgage Backed Obligations: 0.4%
Diversified Financial Services: 0.4%
	HAS Capital Income Opportunity Fund II
642,000	8.000%, 12/31/2024 (Cost$642,000 Acquistions Dates 06/10/2016,09/19/2016) [2,5,6]	447,333

Total Private Mortgage Backed Obligations
(Cost $642,000)		447,333

Total Bonds
(Cost $37,346,764)		36,635,007

Shares
Short-Term Investments: 1.6%
Money Market Funds: 1.6%
1,914,765	Federated U.S. Treasury Cash Reserves - Class I, 0.071% [4]	1,914,765

Total Money Market Funds
(Cost $1,914,765)		1,914,765
Total Short-Term Investments
(Cost $1,914,765)		1,914,765
Total Investments in Securities: 99.7%
(Cost $97,100,270)		123,031,546
Other Assets in Excess of Liabilities: 0.3%		336,960
Total Net Assets: 100.0%		$123,368,506

ADR -	American Depositary Receipt
LIBOR -	London Interbank Offered Rate
PIK -	Payment In Kind
USD -	United States Dollar
[1]	Non-income producing security.
[2]	Security is fair valued under the supervision of the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[3]	Variable rate security; rate shown is the rate in effect on June 30, 2020.
[4]	Annualized seven-day effective yield as of June 30, 2020.
[5]	All or a portion of this security is considered illiquid. As of June 30, 2020, the value of illiquid securities was $3,945,275 or 3.2% of net assets.
[6]	Security considered restricted. As of June 30, 2020, the value of the restricted securities was $447,333 or 0.4% of net assets.
[7]	Not a readily marketable security.

The Global Industry Classification Standard (GICS) sector and industry classifications were developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Osterweis Strategic Investment Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1]	$82,104,681	$–	$863,705	$82,968,386
Convertible Preferred Stocks [1]	487,300	1,026,088	–	1,513,388
Corporate Bonds [1]	–	27,699,253	1,608,149	29,307,402
Convertible Bonds [1]	–	6,880,272	–	6,880,272
Private Mortgage Backed Obligations [1]	–	–	447,333	447,333
Short-Term Investments	1,914,765	–	–	1,914,765
Total Assets:	$84,506,746	$35,605,613	$2,919,187	$123,031,546

[1] See Schedule of Investments for industry breakouts.

The Following is a reconciliation of the Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Corporate Bonds	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2020	$803,897	$1,862,498	$426,550	$3,092,945
Acquisitions	-	7,909	-	7,909
Dispositions	-	(4,000)	-	(4,000)
Accrued discounts/premiums	-	219	-	219
Realized gain (loss)	-	20	-	20
Change in unrealized appreciation/depreciation	59,808	166,851	20,783	247,442
Transfer in and/or out of Level 3	-	(425,348)	-	(425,348)
Balance as of June 30, 2020	$863,705	$1,608,149	$447,333	$2,919,187

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2020	$59,808	$186,503	$20,783	$267,094

Type of Security	Fair Value at 6/30/20	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Analysis	Discount Rate, EBITDA Multiple	3.0	%/5.5x
		Broker Quotes	Market Data	$47.00
	$863,705	Estimated Proceeds	Market Data	$0.0007514
Corporate Bonds		Issue Price	Market Data	$100.00
	$1,608,149	Comparable Securities	Adjustment to yield	150 bps
Private Mortgage Backed Obligations	$447,333	Discounted Cash Flow	Adjustment to yield	344 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust’s valuation procedures have been adopted by the Trust’s Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.